Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions
Note 2: Acquisitions

LeTourneau Technologies, Inc. - On October 24, 2011, the Company closed on the acquisition of LeTourneau Technologies, Inc., a wholly-owned subsidiary of Joy Global Inc., for $375.0 million in cash, subject to certain post-closing adjustments.  LeTourneau provides drilling equipment as well as rig designs and components for both the land and offshore rig markets and its results of operations have been included in the Company's DPS segment from the date of acquisition.
Under the purchase method of accounting, the total purchase price was allocated to LeTourneau's net tangible and identifiable intangible assets based on their fair values at the acquisition date.  The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.  The initial allocation was based on preliminary valuations.  The Company's estimates and assumptions are subject to change upon the receipt of additional information required to finalize the valuations.  The primary areas of the purchase price allocation, which are not yet finalized, relate to inventory, property, plant and equipment, identifiable intangible assets, goodwill, certain preacquisition contingencies and related adjustments to deferred taxes.  The final valuation of net assets is expected to be completed as soon as possible, but no later than one year from the acquisition date.  The following table, set forth below, shows the total preliminary purchase price allocated to LeTourneau's net tangible and identifiable intangible assets based on their estimated fair values at the acquisition date.  These items are included in the Company's Consolidated Balance Sheet as of December 31, 2011 and are treated as non-cash additions, except for the cash cost of the acquisition, in the Company's Consolidated Cash Flows Statement for the year ended December 31, 2011.

Preliminary Allocation as of December 31, 2011 (dollars in millions)

Cash	$0.6
Accounts receivable	81.0
Inventory	253.7
Other current assets	14.0
Property, plant and equipment	60.7
Goodwill	119.3
Intangibles	60.7
Other non-current assets	4.7
Accounts payable and accrued liabilities	(219.7)
Total purchase price	$375.0

Other Acquisitions - During 2011, the Company also acquired the stock of four other businesses for a total cash purchase price, net of cash acquired, of $46.9 million.  Vescon Equipamentos Industriais Ltda. was acquired to strengthen the Company's surface product offerings in the Brazilian market and has been included in the DPS segment since the date of acquisition.  The remaining interest in Scomi Energy Sdn Bhd., previously a Cameron joint venture company, was acquired in order to strengthen the Company's process systems offerings in the Malaysian market.  TS-Technology AS, a Norwegian company, was acquired to enhance the Company's water treatment technology offerings.  Industrial Machine and Fabrication (“IMF”) was acquired to enhance the Company's rotating compression aftermarket offerings.  The results of Scomi Energy Sdn Bhd, TS-Technology AS businesses, and IMF have been included in the PCS segment since the dates of the respective acquisitions.
Preliminary goodwill recorded from all acquisitions during 2011 was approximately $142.4 million, of which approximately $134.2 million is deductible for tax purposes.  The Company is still awaiting significant information relating to the fair value of the assets and liabilities of the acquired businesses in order to finalize the purchase price allocations.
During 2010, the Company acquired the assets or capital stock of two businesses for a total cash purchase price of $40.9 million.  These businesses were acquired to enhance the Company's product offerings or aftermarket services in the DPS and V&M segments. The two acquisitions were included in the Company's consolidated financial statements for the periods subsequent to the acquisitions. Goodwill recorded as a result of these acquisitions was approximately $23.9 million.   Under the terms of the acquisition recorded in the V&M segment, the Company has the right and obligation under various conditions to purchase the remaining 49% capital stock interest it does not currently own.  The Company has reflected a liability in its consolidated balance sheet for the fair value of the remaining 49% interest the Company is required to purchase.
During 2009, the Company acquired 100% of the outstanding stock of NATCO Group Inc. (NATCO) by issuing common stock valued at $971.6 million and acquired the assets or capital stock of two other businesses for a total cash purchase price of $23.2 million. The majority of NATCO's operations have been included in the PCS segment.  The other two businesses were acquired to enhance the Company's product offerings or aftermarket services in the DPS and V&M segments. Total goodwill recorded from these three acquisitions was approximately $752.7 million.